Schedules of Investments (unaudited)
September 30, 2025
 Franklin Multi-Asset Variable Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Equity — 77.5%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		18,282	$1,155,206
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		73,687	1,148,772
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		135,208	5,293,403
ClearBridge Large Cap Growth Fund, Class IS Shares		223,095	18,113,114
ClearBridge Small Cap Growth Fund, Class IS Shares		36,945	1,648,132
Franklin U.S. Large Cap Equity Fund, Class IS Shares		680,292	18,769,243
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		233,969	9,092,047

Total Domestic Equity			55,219,917
Foreign Equity — 15.4%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		500,383	10,968,397

Domestic Fixed Income — 7.0%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		17,047	372,988
Franklin U.S. Core Bond ETF		171,726	3,729,889
Franklin U.S. Treasury Bond ETF		42,164	870,265

Total Domestic Fixed Income			4,973,142
Total Investments in Underlying Funds before Short-Term Investments (Cost — $48,324,763)			71,161,456
	Rate
Short-Term Investments — 1.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $936,920)	4.049%	936,920	936,920 (b)
Total Investments — 101.2% (Cost — $49,261,683)			72,098,376
Liabilities in Excess of Other Assets — (1.2)%			(846,651)
Total Net Assets — 100.0%			$71,251,725

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 100.1%
Domestic Equity — 65.2%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		6,364	$402,114
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		25,649	399,871
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		47,065	1,842,580
ClearBridge Large Cap Growth Fund, Class IS Shares		77,657	6,304,970
ClearBridge Small Cap Growth Fund, Class IS Shares		12,860	573,695
Franklin U.S. Large Cap Equity Fund, Class IS Shares		236,801	6,533,347
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		81,442	3,164,829

Total Domestic Equity			19,221,406
Domestic Fixed Income — 22.0%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		22,258	487,005
Franklin U.S. Core Bond ETF		224,228	4,870,232
Franklin U.S. Treasury Bond ETF		55,054	1,136,315

Total Domestic Fixed Income			6,493,552
Foreign Equity — 12.9%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		174,265	3,819,897
Total Investments in Underlying Funds before Short-Term Investments (Cost — $21,994,779)			29,534,855
	Rate
Short-Term Investments — 1.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $380,632)	4.049%	380,632	380,632 (b)
Total Investments — 101.4% (Cost — $22,375,411)			29,915,487
Liabilities in Excess of Other Assets — (1.4)%			(424,108)
Total Net Assets — 100.0%			$29,491,379

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 48.3%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		12,360	$781,050
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		49,820	776,693
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		91,416	3,578,946
ClearBridge Large Cap Growth Fund, Class IS Shares		150,838	12,246,502
ClearBridge Small Cap Growth Fund, Class IS Shares		24,979	1,114,321
Franklin U.S. Large Cap Equity Fund, Class IS Shares		459,953	12,690,094
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		158,189	6,147,230

Total Domestic Equity			37,334,836
Domestic Fixed Income — 41.9%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		111,248	2,434,106
Franklin U.S. Core Bond ETF		1,120,675	24,341,061
Franklin U.S. Treasury Bond ETF		275,160	5,679,303

Total Domestic Fixed Income			32,454,470
Foreign Equity — 9.6%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		338,463	7,419,108
Total Investments in Underlying Funds before Short-Term Investments (Cost — $62,218,622)			77,208,414
	Rate
Short-Term Investments — 1.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $963,691)	4.049%	963,691	963,691 (b)
Total Investments — 101.1% (Cost — $63,182,313)			78,172,105
Liabilities in Excess of Other Assets — (1.1)%			(815,496)
Total Net Assets — 100.0%			$77,356,609

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$71,161,456	—	—	$71,161,456
Short-Term Investments†	936,920	—	—	936,920
Total Investments	$72,098,376	—	—	$72,098,376

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$29,534,855	—	—	$29,534,855
Short-Term Investments†	380,632	—	—	380,632
Total Investments	$29,915,487	—	—	$29,915,487

†	See Schedule of Investments for additional detailed categorizations.
Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$77,208,414	—	—	$77,208,414
Short-Term Investments†	963,691	—	—	963,691
Total Investments	$78,172,105	—	—	$78,172,105

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2025. The following transactions were effected in such Underlying Funds for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Variable Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$1,483,863	$66,336	1,114	$413,628	7,473	$(33,842)	—	—	$52,477	$1,155,206
Diversified US Large Cap Value Fund, Class IS Shares
	4,388,129	16,823	798	4,612,557	220,095	1,417,628	—	—	(1,210,023)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,142,010	65,928	5,351	244,296	17,594	62,865	—	$3,240	122,265	1,148,772
ClearBridge Appreciation Fund, Class IS Shares
	5,290,506	235,352	6,068	850,997	24,252	278,289	—	—	340,253	5,293,403
ClearBridge Large Cap Growth Fund, Class IS Shares
	19,520,934	2,021,017	26,673	4,563,126	62,476	95,814	—	309,975	1,038,475	18,113,114
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,987,121	139,882	3,810	658,910	16,969	(552)	—	—	180,591	1,648,132
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	16,901,944	1,872,047	80,938	2,374,277	95,627	33,221	—	139,467	2,336,308	18,769,243
Putnam Large Cap Value Fund, Class R6 Shares
	4,347,691	5,103,039	141,227	1,190,230	33,315	(41,952)	$69,643	—	873,499	9,092,047
Franklin International Equity Fund, Class IS Shares
	10,867,731	437,511	22,998	3,107,532	157,783	792,027	—	—	1,978,660	10,968,397
Franklin Investment Grade Corporate ETF
	360,058	145,172	6,828	146,838	6,855	(4,349)	12,314	—	18,945	372,988
Franklin U.S. Core Bond ETF
	3,615,417	1,436,985	67,155	1,429,039	66,857	(43,486)	113,991	—	150,012	3,729,889
Franklin U.S. Treasury Bond ETF
	840,855	337,262	16,424	327,622	16,052	(12,279)	25,610	—	32,049	870,265
	$70,746,259	$11,877,354		$19,919,052		$2,543,384	$221,558	$452,682	$5,913,511	$71,161,456

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$504,512	$25,638	432	$134,285	2,446	$(12,641)	—	—	$18,890	$402,114
Diversified US Large Cap Value Fund, Class IS Shares
	1,494,499	—	—	1,565,139	74,688	464,338	—	—	(393,698)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	388,266	25,166	2,022	77,043	5,588	16,144	—	$1,114	47,338	399,871
ClearBridge Appreciation Fund, Class IS Shares
	1,801,844	97,455	2,570	268,913	7,747	56,717	—	—	155,477	1,842,580
ClearBridge Large Cap Growth Fund, Class IS Shares
	6,648,042	786,855	10,494	1,533,170	21,007	21,699	—	105,963	381,544	6,304,970
ClearBridge Small Cap Growth Fund, Class IS Shares
	679,533	53,708	1,452	221,218	5,726	(2,395)	—	—	64,067	573,695
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	5,756,326	799,754	34,727	837,365	34,617	(12,024)	—	47,677	826,656	6,533,347
Putnam Large Cap Value Fund, Class R6 Shares
	1,472,709	1,725,756	47,772	316,682	9,030	(17,819)	$23,838	—	300,865	3,164,829

Franklin Variable Asset Allocation Series 2025 Quarterly Report

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Variable Moderate Growth (cont’d)		Cost	Shares	Proceeds	Shares
Franklin Investment Grade Corporate ETF
	$459,826	$83,169	3,925	$74,199	3,472	$(2,376)	$14,700	—	$20,585	$487,005
Franklin U.S. Core Bond ETF
	4,616,116	832,314	39,122	721,648	33,771	(22,159)	136,160	—	165,609	4,870,232
Franklin U.S. Treasury Bond ETF
	1,073,664	200,762	9,848	166,543	8,157	(6,181)	30,530	—	34,613	1,136,315
Franklin International Equity Fund, Class IS Shares
	3,698,590	122,401	6,304	948,510	48,204	184,420	—	—	762,996	3,819,897
	$28,593,927	$4,752,978		$6,864,715		$667,723	$205,228	$154,754	$2,384,942	$29,534,855

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$1,007,305	$73,321	1,266	$312,382	5,633	$(25,672)	—	—	$38,478	$781,050
Diversified US Large Cap Value Fund, Class IS Shares
	2,936,369	—	—	3,075,299	146,745	312,836	—	—	(173,906)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	775,609	65,652	5,383	188,381	13,923	40,386	—	$2,125	83,427	776,693
ClearBridge Appreciation Fund, Class IS Shares
	3,540,301	218,288	5,932	591,467	17,163	185,172	—	—	226,652	3,578,946
ClearBridge Large Cap Growth Fund, Class IS Shares
	13,062,254	1,645,347	22,170	3,250,636	44,571	94,248	—	204,414	695,289	12,246,502
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,356,866	134,718	3,683	500,621	12,917	13,937	—	—	109,421	1,114,321
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	11,314,557	1,608,180	70,303	1,815,874	75,587	(25,493)	—	91,975	1,608,724	12,690,094
Putnam Large Cap Value Fund, Class R6 Shares
	2,893,802	3,291,436	91,126	582,593	16,840	(40,146)	$46,399	—	584,731	6,147,230
Franklin Investment Grade Corporate ETF
	2,329,139	257,245	12,140	241,362	11,340	(8,742)	72,893	—	97,826	2,434,106
Franklin U.S. Core Bond ETF
	23,380,796	2,617,891	123,120	2,367,034	111,065	(79,173)	675,078	—	788,581	24,341,061
Franklin U.S. Treasury Bond ETF
	5,438,154	664,871	32,646	565,817	27,772	(22,255)	151,320	—	164,350	5,679,303
Franklin International Equity Fund, Class IS Shares
	7,283,633	35,781	1,748	1,749,790	88,979	291,095	—	—	1,558,389	7,419,108
	$75,318,785	$10,612,730		$15,241,256		$736,193	$945,690	$298,514	$5,781,962	$77,208,414

Franklin Variable Asset Allocation Series 2025 Quarterly Report